Shareholders’ equity (deficiency) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Stock Option Activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2024	10,472,033	$4.93	6.23
Granted	—	—
Exercised	5,559,075	3.61
Forfeited	307,414	7.62
Outstanding at December 31, 2025	4,605,544	$6.35	6.18
Exercisable at December 31, 2025	3,372,738	$5.65	5.61

Schedule of Nonvested Restricted Stock Units Activity

	Number of RSUs	Weighted - average fair value
Unvested at December 31, 2024	7,289,971	$7.99
Granted	5,111,257	16.71
Vested	3,489,554	8.55
Forfeited	892,327	9.34
Unvested, at December 31, 2025	8,019,347	$13.16

Summary of Stock-Based Compensation

	Year Ended December 31,
	2025	2024	2023
Cost of revenues	$3,180	$2,227	$1,733
Research and development	10,008	6,663	4,673
Sales and marketing	13,861	10,216	6,478
General and administrative	17,843	11,469	6,114
	$44,892	$30,575	$18,998